PRUDENTIAL JENNISON GROWTH FUND
Prudential Jennison Growth Fund FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 20 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on
page 66.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PRUDENTIAL JENNISON GROWTH FUND (USD $)	Class A	Class B	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption fee	none	none	none	none	none
Exchange fee	none	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL JENNISON GROWTH FUND	Class A	Class B	Class C	Class R	Class Z
Management fees	0.58%	0.58%	0.58%	0.58%	0.58%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.75%	none
+ Other expenses	0.20%	0.20%	0.20%	0.20%	0.20%
= Total annual Fund operating expenses	1.08%	1.78%	1.78%	1.53%	0.78%
- 12b-1 Fee waiver	none	none	none	(0.25%)	none
= Net annual Fund operating expenses	1.08%	1.78%	1.78%	1.28%	0.78%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - PRUDENTIAL JENNISON GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	654	875	1,113	1,795
Class B	681	860	1,064	1,824
Class C	281	560	964	2,095
Class R	130	459	811	1,802
Class Z	80	249	433	966

If Shares Are Not Redeemed
Expense Example, No Redemption - PRUDENTIAL JENNISON GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	654	875	1,113	1,795
Class B	181	560	964	1,824
Class C	181	560	964	2,095
Class R	130	459	811	1,802
Class Z	80	249	433	966

° The distributor of the Fund has contractually agreed until January 31, 2013 to reduce its distribution and service (12b-1) fees applicable to Class R shares to .50% of the average daily net assets of Class R shares. This waiver may not be terminated prior to January 31, 2013. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Directors.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

We seek investments whose price will increase over the long term. We normally invest at least 65% of our total assets in equity and equity-related securities of companies that exceed $1 billion in market capitalization and that we believe have above-average growth prospects. These companies are generally considered medium- to large-capitalization companies. They tend to have a unique market niche, a strong new product profile or superior management. Equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. We consider selling or reducing a stock position when, in the opinion of the portfolio managers, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.

In deciding which stocks to buy, we use what is known as a growth investment style. This means we invest in stocks we believe could experience superior sales or earnings growth, or high returns on equity and assets. While we make every effort to achieve our objective, we can't guarantee success.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Market Capitalization Risk. The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. In exchange for the potentially lower risks of investing in large capitalization companies, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on smaller capitalized companies.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

For more information on the risks of investing in this Fund, including risks of investing in foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns (Class A Shares)[1]
[1]	These annual total returns do not include deductions for sales charges or account fees. If the sales charges and/or account fees were included, the annual total returns would be lower than those shown. The return for Class A shares from January 1, 2011 to September 30, 2011 was -6.48%.

Best Quarter:		Worst Quarter:
16.96%	4th Quarter 2001	-21.21%	4th Quarter 2008

Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns - PRUDENTIAL JENNISON GROWTH FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B	5.48%	1.31%	(0.67%)
Class C	9.69%	1.53%	(0.65%)
Class R	11.07%	2.07%		4.13%	Dec. 17, 2004
Class Z	11.62%	2.51%	0.33%
Class A	5.16%	1.08%	(0.50%)
Class A Return After Taxes on Distributions	5.16%	1.07%	(0.50%)
Class A Return After Taxes on Distribution and Sale of Fund Shares	3.36%	0.92%	(0.43%)
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	1.42%
Lipper Average (reflects no deduction for fees, expenses or taxes)	14.80%	2.48%	(0.23%)

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.